Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
US [Member] | Period/Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	1	1	1
US [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	1	1	1
RMB [Member] | Period/Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	6.7925	6.9956	7.1672
RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	6.8661	7.1876	7.2524